GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Dec. 28, 2012	Sep. 28, 2012	Sep. 07, 2012
Current Assets:
Cash and cash equivalents	$ 9,026	$ 17,505	$ 12,509	$ 107,602
Accounts receivable - trade, net	185,546	157,487
Inventories	261,224	249,551
Intercompany receivable	0	0
Other current assets	61,041	66,776
Total current assets	516,837	491,319
Property and equipment, net	58,244	61,747
Goodwill	501,493	501,493
Other intangible assets, net	453,075	476,888
Investment in subsidiaries	0	0
Other assets	9,977	9,586
Total assets	1,539,626	1,541,033
Current Liabilities:
Accounts payable	123,145	113,603
Accrued expenses and other current liabilities	84,489	67,608
Intercompany payable	0	0
Current portion of capital leases	302	521
Total current liabilities	207,936	181,732
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	804,198	814,220
Other liabilities	173,062	187,611
Total liabilities	1,185,196	1,183,563
Stockholders' Equity	354,430	357,470
Total liabilities and stockholders' equity	1,539,626	1,541,033
Parent Company (Guarantor)
Current Assets:
Cash and cash equivalents	242	1,455	1	0
Accounts receivable - trade, net	0	0
Inventories	0	0
Intercompany receivable	17,937	18,384
Other current assets	28,209	38,104
Total current assets	46,388	57,943
Property and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	14,761	16,070
Investment in subsidiaries	777,960	803,267
Other assets	0	0
Total assets	839,109	877,280
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	7,791	33,999
Intercompany payable	0	0
Current portion of capital leases	0	0
Total current liabilities	7,791	33,999
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	365,000
Other liabilities	111,888	120,811
Total liabilities	484,679	519,810
Stockholders' Equity	354,430	357,470
Total liabilities and stockholders' equity	839,109	877,280
Subsidiary Issuer
Current Assets:
Cash and cash equivalents	5,858	13,803	12,435	107,527
Accounts receivable - trade, net	159,335	134,269
Inventories	236,362	225,829
Intercompany receivable	0	4,878
Other current assets	45,455	24,297
Total current assets	447,010	403,076
Property and equipment, net	54,209	56,926
Goodwill	346,025	346,025
Other intangible assets, net	128,256	135,038
Investment in subsidiaries	101,900	99,321
Other assets	2,438	2,174
Total assets	1,079,838	1,042,560
Current Liabilities:
Accounts payable	106,865	106,051
Accrued expenses and other current liabilities	82,024	32,408
Intercompany payable	29,280	18,384
Current portion of capital leases	302	521
Total current liabilities	218,471	157,364
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	420,046	427,726
Other liabilities	64,265	69,011
Total liabilities	702,782	654,101
Stockholders' Equity	377,056	388,459
Total liabilities and stockholders' equity	1,079,838	1,042,560
Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	2,926	2,247	73	75
Accounts receivable - trade, net	26,211	23,218
Inventories	24,862	23,722
Intercompany receivable	11,343	0
Other current assets	4,401	4,545
Total current assets	69,743	53,732
Property and equipment, net	4,035	4,821
Goodwill	18,179	18,179
Other intangible assets, net	32,291	32,600
Investment in subsidiaries	0	0
Other assets	8,375	7,412
Total assets	132,623	116,744
Current Liabilities:
Accounts payable	16,280	7,552
Accrued expenses and other current liabilities	14,346	4,852
Intercompany payable	0	4,878
Current portion of capital leases	0	0
Total current liabilities	30,626	17,282
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	0	0
Other liabilities	97	141
Total liabilities	30,723	17,423
Stockholders' Equity	101,900	99,321
Total liabilities and stockholders' equity	132,623	116,744
Consolidating Adjustments
Current Assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable - trade, net	0	0
Inventories	0	0
Intercompany receivable	(29,280)	(23,262)
Other current assets	(17,024)	(170)
Total current assets	(46,304)	(23,432)
Property and equipment, net	0	0
Goodwill	137,289	137,289
Other intangible assets, net	277,767	293,180
Investment in subsidiaries	(879,860)	(902,588)
Other assets	(836)	0
Total assets	(511,944)	(495,551)
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	(19,672)	(3,651)
Intercompany payable	(29,280)	(23,262)
Current portion of capital leases	0	0
Total current liabilities	(48,952)	(26,913)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	19,152	21,494
Other liabilities	(3,188)	(2,352)
Total liabilities	(32,988)	(7,771)
Stockholders' Equity	(478,956)	(487,780)
Total liabilities and stockholders' equity	$ (511,944)	$ (495,551)